Note 13 - Other Expenses	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
13	Other expenses

	2020	2019	2018

Intermediated Money Transaction Tax	451	354	116
Solar evaluation cost*	230	160	–
COVID-19 donations ~	1,322	–	–
Community and social responsibility cost	382	–	–
Other	–	8	12
Impairment of property, plant and equipment	–	144	208
Impairment of exploration and evaluation assets (note 21.1)	2,930	–	–
	5,315	666	336
*
On
July 6, 2020
the Board appointed Voltalia as the contractor for engineering, procuring and constructing a solar plant to be owned by a subsidiary of the Company. All solar costs that were incurred before
July 6, 2020
were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as property, plant and equipment (refer to note
17
) as it became clear and probable that future economic benefits will flow to the project.

~	Blanket Mine donated $840 towards the Zimbabwean Ministry of Mines and Development and $482 towards a clinic in Gwanda, in helping to curb the spread of COVID- 19 and the impacts thereof.